INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ 5,463,715	R$ 9,346,605	R$ 15,859,027
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ (1,857,663)	R$ (3,177,846)	R$ (5,392,069)
Tax adjustment with respect to:
Difference in tax rates in foreign companies	805,361	281,754	66,851
Equity in earnings of unconsolidated companies	157,919	281,386	391,621
Interest on equity (Note 2.14)	(1,662)	302,602	566,740
Interests on tax lawsuits	38,249	134,131	20,442
Tax credits and incentives	10,382	16,634	36,779
Deferred tax assets not recognized / Realization, net	38,481	44,000	58,402
Other permanent differences, net	(55,720)	307,717	(128,241)
Income and social contribution taxes	(864,653)	(1,809,622)	(4,379,475)
Current	(1,159,640)	(1,810,459)	(3,709,414)
Deferred	R$ 294,987	R$ 837	R$ (670,061)
Income taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	25.00%	25.00%	25.00%
Social contribution taxes
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Statutory tax rates	9.00%	9.00%	9.00%
Foreign subsidiaries | Minimum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	23.00%	23.00%	23.00%
Foreign subsidiaries | Maximum
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	35.00%	35.00%	35.00%
Foreign subsidiaries with mainly financial activities
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Foreign tax rate	0.00%	0.00%	0.00%